Fair Value Measurements (Details Textual)	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value on Non-Recurring Basis [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial assets measured at fair value	$ 0
Financial liabilities measured at fair value	0
Impairment of non-financial assets and liabilities at fair value	0
Fair Value on Recurring Basis [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Non-financial assets measured at fair value	0
Non-financial liabilities measured at fair value	$ 0